PREPAYMENTS FOR LONG-TERM ASSET	12 Months Ended
Dec. 31, 2024
Prepayments For Long-term Asset
PREPAYMENTS FOR LONG-TERM ASSET

11. PREPAYMENTS FOR LONG-TERM ASSET

Prepayments for long-term asset consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Prepayments for acquisition (i)	—	120,000
Total prepayments for long-term asset	—	120,000

(i)

On May 1, 2023, our US subsidiarity Chaince Securities, Inc., entered into a Purchase and Sale Agreement for the acquisition of a fully licensed broker-dealer (the “broker dealer”), for a $120,000 total price consideration. As of December 31, 2023, Chaince Securities, Inc. had paid $120,000 US dollars to the seller.

On November 18, 2024, Chaince Securities, Inc. received approval from the Financial Industry Regulatory Authority (“FINRA”) for the change in ownership of the broker dealer. On December 6, 2024, Chaince Securities, Inc. acquired all the rights and benefits associated with the broker-dealer from the seller. In fact, apart from the intangible asset of the broker-dealer license, Chaince Securities, Inc. has not acquired any other identifiable assets or liabilities from the acquisition, Chaince Securities, Inc. has recognized the $120,000 prepayments for the broker-dealer license as an intangible asset in the consolidated financial statements as of December 31, 2024.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)